Cover Page	Dec. 02, 2021	May 05, 2021
Entity Information [Line Items]
Entity Address, Address Line One	909 Rose Avenue, Suite 200
Entity Address, City or Town	North Bethesda,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	MD
Document Type	8-K
Entity Central Index Key	0000034903
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Entity Registrant Name	Federal Realty Investment Trust
Entity File Number	1-07533
Entity Tax Identification Number	52-0782497
City Area Code		301
Local Phone Number		998-8100
Common Shares Of Beneficial Interest
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	FRT
Security Exchange Name	NYSE
Depository Shares
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1000 of a share
Trading Symbol	FRT-C
Security Exchange Name	NYSE